Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.4%)
Communication Services (1.5%)
	New York Times Co. Class A	210,432	10,774
	TKO Group Holdings Inc. Class A	77,043	8,403
*	Frontier Communications Parent Inc.	284,399	7,582
	Nexstar Media Group Inc. Class A	41,431	6,865
	Iridium Communications Inc.	159,019	4,788
*	ZoomInfo Technologies Inc. Class A	380,558	4,673
	TEGNA Inc.	253,819	3,784
*	Ziff Davis Inc.	59,254	3,414
			50,283
Consumer Discretionary (15.3%)
	Williams-Sonoma Inc.	82,490	24,188
*	Burlington Stores Inc.	82,232	19,740
	Dick's Sporting Goods Inc.	74,819	17,032
*	TopBuild Corp.	40,644	16,987
	Toll Brothers Inc.	134,124	16,315
*	Floor & Decor Holdings Inc. Class A	137,065	16,017
	Texas Roadhouse Inc. Class A	85,877	14,828
	Wingstop Inc.	37,825	13,944
	Service Corp. International	190,019	13,617
*	Skechers USA Inc. Class A	171,809	12,271
*	Crocs Inc.	77,892	12,123
	Autoliv Inc.	94,601	12,068
	Tempur Sealy International Inc.	221,542	11,378
	Churchill Downs Inc.	87,296	11,305
*	Light & Wonder Inc.	115,798	11,056
	Aramark	337,499	10,851
	Murphy USA Inc.	24,386	10,699
	Gentex Corp.	300,033	10,501
*	Five Below Inc.	70,988	9,806
	Vail Resorts Inc.	48,825	9,214
	PVH Corp.	76,699	9,205
	Lear Corp.	73,356	9,195
	Lithia Motors Inc. Class A	35,399	8,961
	H&R Block Inc.	179,443	8,908
*	Duolingo Inc. Class A	46,039	8,812
	Hyatt Hotels Corp. Class A	56,867	8,386
*	Mattel Inc.	454,248	8,081
	Gap Inc.	276,337	8,003
*,1	GameStop Corp. Class A	345,424	7,993
*	Taylor Morrison Home Corp. Class A	138,177	7,991
	Wyndham Hotels & Resorts Inc.	106,671	7,548
	Brunswick Corp.	88,460	7,301
*	Planet Fitness Inc. Class A	109,828	6,989
	Macy's Inc.	352,375	6,864
	Thor Industries Inc.	68,532	6,801
*	Valvoline Inc.	166,661	6,766
	KB Home	94,460	6,669
	Whirlpool Corp.	70,682	6,576
*	Ollie's Bargain Outlet Holdings Inc.	79,162	6,525
	Harley-Davidson Inc.	162,824	5,842
	Polaris Inc.	68,202	5,702
*	AutoNation Inc.	33,326	5,674
*	Grand Canyon Education Inc.	37,973	5,410
*	RH	19,654	5,344
*	Capri Holdings Ltd.	149,709	5,172
	Boyd Gaming Corp.	89,232	4,758
*	YETI Holdings Inc.	111,488	4,542
*	Goodyear Tire & Rubber Co.	363,992	4,481
	Travel + Leisure Co.	93,323	4,101
*	Visteon Corp.	35,755	3,982
	Marriott Vacations Worldwide Corp.	42,383	3,826
	Penske Automotive Group Inc.	25,121	3,821

		Shares	Market Value ($000)
	Columbia Sportswear Co.	44,436	3,805
*	Hilton Grand Vacations Inc.	91,846	3,796
	Wendy's Co.	215,305	3,757
	Choice Hotels International Inc.	31,788	3,598
	Graham Holdings Co. Class B	4,605	3,465
*	Penn Entertainment Inc.	192,003	3,360
*	Adient plc	117,573	3,320
*	Helen of Troy Ltd.	30,598	3,270
	Carter's Inc.	47,306	3,236
	Nordstrom Inc.	125,092	2,764
	Leggett & Platt Inc.	171,829	1,993
*	Under Armour Inc. Class A	243,636	1,752
*	Under Armour Inc. Class C	245,485	1,709
			523,994
Consumer Staples (4.8%)
	Casey's General Stores Inc.	47,725	15,834
*	US Foods Holding Corp.	290,897	15,368
*	Celsius Holdings Inc.	190,679	15,250
*	BJ's Wholesale Club Holdings Inc.	171,540	15,107
*	Performance Food Group Co.	200,100	13,927
*	elf Beauty Inc.	71,383	13,342
*	Sprouts Farmers Market Inc.	130,613	10,316
	Ingredion Inc.	83,867	9,861
*	BellRing Brands Inc.	168,443	9,798
*	Darling Ingredients Inc.	205,174	8,289
*	Post Holdings Inc.	64,739	6,899
	Coca-Cola Consolidated Inc.	6,023	5,909
	Flowers Foods Inc.	246,801	5,731
*	Coty Inc. Class A	482,872	5,003
	Lancaster Colony Corp.	26,145	4,850
*	Boston Beer Co. Inc. Class A	12,126	3,804
*	Grocery Outlet Holding Corp.	127,277	2,799
*	Pilgrim's Pride Corp.	51,930	1,866
			163,953
Energy (5.7%)
	Ovintiv Inc.	324,951	16,790
	Chord Energy Corp.	79,285	14,700
[1]	Chesapeake Energy Corp.	142,980	13,001
*	Antero Resources Corp.	363,324	12,945
	Range Resources Corp.	310,342	11,455
*	Weatherford International plc	93,002	11,192
	HF Sinclair Corp.	200,627	11,081
	Permian Resources Corp. Class A	658,743	10,797
*	Southwestern Energy Co.	1,416,406	10,665
	NOV Inc.	506,673	9,536
	Matador Resources Co.	142,504	9,042
	Civitas Resources Inc.	119,454	8,787
	DT Midstream Inc.	124,701	8,365
	ChampionX Corp.	245,758	8,017
	Murphy Oil Corp.	186,535	7,982
	Equitrans Midstream Corp.	557,158	7,956
	PBF Energy Inc. Class A	139,810	6,477
	Antero Midstream Corp.	437,743	6,413
*	Valaris Ltd.	80,564	6,236
*	CNX Resources Corp.	194,925	5,126
			196,563
Financials (16.0%)
	Reinsurance Group of America Inc.	84,753	17,781
	Interactive Brokers Group Inc. Class A	137,624	17,302
	Fidelity National Financial Inc.	332,486	16,744
	Equitable Holdings Inc.	403,542	16,743
	RenaissanceRe Holdings Ltd.	67,764	15,441
	Ally Financial Inc.	349,164	13,607
	East West Bancorp Inc.	181,216	13,444
	Annaly Capital Management Inc.	643,186	12,671
	Unum Group	233,777	12,591
	Carlyle Group Inc.	278,404	11,960
	Erie Indemnity Co. Class A	32,074	11,625

		Shares	Market Value ($000)
	First Horizon Corp.	718,509	11,381
	American Financial Group Inc.	83,894	10,899
	Kinsale Capital Group Inc.	28,312	10,861
	Old Republic International Corp.	335,309	10,656
	Stifel Financial Corp.	131,181	10,619
*	WEX Inc.	54,967	10,296
	Primerica Inc.	45,061	10,179
	Jefferies Financial Group Inc.	218,055	10,144
	Voya Financial Inc.	132,489	10,045
	Webster Financial Corp.	221,224	9,783
	Morningstar Inc.	33,497	9,655
	Houlihan Lokey Inc. Class A	67,034	9,073
	Evercore Inc. Class A	44,577	9,046
	SEI Investments Co.	128,210	8,681
	Commerce Bancshares Inc.	152,312	8,475
	Cullen/Frost Bankers Inc.	82,563	8,387
	Zions Bancorp NA	190,511	8,228
	Pinnacle Financial Partners Inc.	97,795	7,776
	Essent Group Ltd.	137,061	7,771
	Wintrust Financial Corp.	78,733	7,764
	Selective Insurance Group Inc.	77,969	7,611
	SouthState Corp.	97,722	7,555
	RLI Corp.	51,638	7,538
	Prosperity Bancshares Inc.	120,499	7,507
	Synovus Financial Corp.	188,015	7,462
	Starwood Property Trust Inc.	382,543	7,437
	First American Financial Corp.	132,662	7,373
	MGIC Investment Corp.	350,319	7,357
	Affiliated Managers Group Inc.	43,460	7,067
	Old National Bancorp	402,840	6,885
	Cadence Bank	234,789	6,703
*	Euronet Worldwide Inc.	56,309	6,564
	FNB Corp.	461,170	6,350
	SLM Corp.	283,059	6,074
	Hanover Insurance Group Inc.	46,007	6,070
	Western Union Co.	450,327	5,764
	Janus Henderson Group plc	170,274	5,704
	Bank OZK	135,215	5,663
	Home BancShares Inc.	240,778	5,663
	United Bankshares Inc.	172,936	5,610
	FirstCash Holdings Inc.	47,521	5,604
	Glacier Bancorp Inc.	142,421	5,324
	Hancock Whitney Corp.	111,002	5,187
	Columbia Banking System Inc.	268,767	5,182
	First Financial Bankshares Inc.	165,488	4,961
	Kemper Corp.	77,623	4,645
	UMB Financial Corp.	56,277	4,639
	Associated Banc-Corp	191,639	4,105
	CNO Financial Group Inc.	140,986	4,045
	Valley National Bancorp	549,564	3,918
	International Bancshares Corp.	68,557	3,896
*	Brighthouse Financial Inc.	82,555	3,675
*	Texas Capital Bancshares Inc.	60,659	3,657
	Federated Hermes Inc. Class B	105,023	3,484
	New York Community Bancorp Inc.	930,495	3,061
			548,968
Health Care (8.4%)
*	Tenet Healthcare Corp.	130,594	17,659
*	Neurocrine Biosciences Inc.	127,978	17,330
*	United Therapeutics Corp.	60,439	16,629
*,2	Shockwave Medical Inc.	47,447	15,895
*	Sarepta Therapeutics Inc.	120,291	15,621
*	Medpace Holdings Inc.	29,987	11,585
	Encompass Health Corp.	128,914	11,137
	Chemed Corp.	19,369	10,738
*	Globus Medical Inc. Class A	148,350	9,956
*	Repligen Corp.	66,773	9,955
*	Penumbra Inc.	49,634	9,404
*	HealthEquity Inc.	110,347	9,013

		Shares	Market Value ($000)
*	Jazz Pharmaceuticals plc	80,967	8,522
*	Exelixis Inc.	389,834	8,456
*	Acadia Healthcare Co. Inc.	118,563	8,168
	Bruker Corp.	119,254	7,812
	DENTSPLY SIRONA Inc.	272,373	7,629
*	Halozyme Therapeutics Inc.	169,823	7,521
*	Lantheus Holdings Inc.	88,042	7,204
*	Masimo Corp.	57,063	7,104
*	Option Care Health Inc.	227,683	6,790
*	Cytokinetics Inc.	138,626	6,725
*	Haemonetics Corp.	65,248	5,486
	Perrigo Co. plc	173,987	4,790
*	Roivant Sciences Ltd.	433,518	4,491
*	Doximity Inc. Class A	157,407	4,365
*	Envista Holdings Corp.	220,976	4,278
*	LivaNova plc	69,234	4,228
*	Amedisys Inc.	41,969	3,825
*	Arrowhead Pharmaceuticals Inc.	159,279	3,655
*	Azenta Inc.	71,848	3,629
*	Neogen Corp.	253,878	3,339
*	R1 RCM Inc.	253,949	3,266
*	Enovis Corp.	63,847	3,210
*	Progyny Inc.	107,025	2,884
*	QuidelOrtho Corp.	63,614	2,811
*	Integra LifeSciences Holdings Corp.	87,578	2,706
*	Sotera Health Co.	160,483	1,794
			289,610
Industrials (22.1%)
	Carlisle Cos. Inc.	62,444	26,120
	EMCOR Group Inc.	60,501	23,514
	Lennox International Inc.	41,180	20,697
	Owens Corning	114,294	20,695
	Watsco Inc.	40,225	19,103
	Graco Inc.	217,064	17,528
	nVent Electric plc	213,405	17,367
*	XPO Inc.	149,313	15,973
	AECOM	174,942	15,279
	Advanced Drainage Systems Inc.	87,843	15,240
	Comfort Systems USA Inc.	45,800	14,992
	Woodward Inc.	77,547	14,463
	Lincoln Electric Holdings Inc.	73,562	14,445
	Tetra Tech Inc.	68,762	14,405
	ITT Inc.	105,589	14,031
*	Clean Harbors Inc.	64,694	14,012
*	Saia Inc.	34,140	13,980
	Curtiss-Wright Corp.	49,182	13,910
	Regal Rexnord Corp.	85,275	12,752
*	Core & Main Inc. Class A	219,381	12,628
*	CACI International Inc. Class A	28,662	12,166
*	Trex Co. Inc.	139,660	12,078
	KBR Inc.	173,640	11,401
	Donaldson Co. Inc.	154,497	11,383
	Fortune Brands Innovations Inc.	162,175	11,362
*	RBC Bearings Inc.	37,285	11,009
	BWX Technologies Inc.	117,699	10,844
	Toro Co.	134,265	10,767
	Acuity Brands Inc.	39,254	10,191
	WESCO International Inc.	56,496	10,140
	Knight-Swift Transportation Holdings Inc. Class A	207,510	10,012
*	FTI Consulting Inc.	44,791	9,621
	Applied Industrial Technologies Inc.	49,738	9,599
	Oshkosh Corp.	84,137	9,569
*	Fluor Corp.	219,132	9,510
	UFP Industries Inc.	79,505	9,499
*	Kirby Corp.	76,004	9,437
	Crane Co.	62,838	9,368
	Simpson Manufacturing Co. Inc.	54,883	9,106
	Science Applications International Corp.	66,964	9,017
*	Middleby Corp.	68,938	8,887

		Shares	Market Value ($000)
*	MasTec Inc.	77,739	8,726
	AGCO Corp.	79,929	8,579
	MSA Safety Inc.	47,526	8,555
*	Chart Industries Inc.	54,000	8,480
	Landstar System Inc.	46,221	8,414
	Flowserve Corp.	168,732	8,386
	Sensata Technologies Holding plc	194,637	8,042
*	Paylocity Holding Corp.	55,782	7,931
*	GXO Logistics Inc.	152,949	7,683
	Esab Corp.	72,842	7,490
	Hexcel Corp.	108,504	7,473
	Timken Co.	83,444	7,250
	Genpact Ltd.	212,286	7,018
	Watts Water Technologies Inc. Class A	35,185	7,006
	Ryder System Inc.	56,982	6,922
	Maximus Inc.	78,445	6,754
	Valmont Industries Inc.	26,854	6,751
	MDU Resources Group Inc.	261,741	6,606
	AAON Inc.	86,679	6,505
*	ExlService Holdings Inc.	211,961	6,329
	GATX Corp.	45,624	6,294
	Exponent Inc.	65,047	6,187
*	Stericycle Inc.	118,892	6,128
	Brink's Co.	57,890	5,977
	EnerSys	51,922	5,599
	Terex Corp.	86,054	5,135
	MSC Industrial Direct Co. Inc. Class A	58,675	5,040
	ManpowerGroup Inc.	62,892	4,693
	Insperity Inc.	45,474	4,307
	Concentrix Corp.	60,403	3,705
	Werner Enterprises Inc.	81,775	3,072
	Avis Budget Group Inc.	23,772	2,704
*	Hertz Global Holdings Inc.	168,395	734
			756,575
Information Technology (9.8%)
*	GoDaddy Inc. Class A	181,103	25,287
*	Pure Storage Inc. Class A	381,979	23,029
*	Manhattan Associates Inc.	79,181	17,383
*	Dynatrace Inc.	308,371	14,102
*	Onto Innovation Inc.	63,130	13,680
*	Lattice Semiconductor Corp.	177,548	13,181
	TD SYNNEX Corp.	99,954	13,078
	MKS Instruments Inc.	80,889	10,240
	Cognex Corp.	221,439	10,080
	Universal Display Corp.	56,052	9,848
*	Coherent Corp.	169,861	9,692
*	Arrow Electronics Inc.	69,213	9,088
*	Ciena Corp.	186,503	8,984
	Littelfuse Inc.	32,024	8,217
*	Cirrus Logic Inc.	69,364	7,956
	Vontier Corp.	198,442	7,934
*	Kyndryl Holdings Inc.	295,899	7,874
*	Rambus Inc.	138,247	7,640
*	Aspen Technology Inc.	35,954	7,574
*	Novanta Inc.	46,041	7,466
*	Dropbox Inc. Class A	329,387	7,421
*	MACOM Technology Solutions Holdings Inc.	70,424	7,123
*	Qualys Inc.	47,285	6,649
	Avnet Inc.	116,128	6,341
	Dolby Laboratories Inc. Class A	76,450	6,193
*	CommVault Systems Inc.	56,110	6,037
*	Appfolio Inc. Class A	26,275	5,999
*	ASGN Inc.	60,643	5,695
	Power Integrations Inc.	73,055	5,553
*	Silicon Laboratories Inc.	40,972	5,169
	Belden Inc.	53,534	5,123
*	Synaptics Inc.	50,472	4,730
	Amkor Technology Inc.	132,529	4,319
*	Blackbaud Inc.	54,126	4,219

		Shares	Market Value ($000)
*	Teradata Corp.	125,526	4,093
	Crane NXT Co.	62,068	3,924
	Vishay Intertechnology Inc.	162,655	3,844
*	Lumentum Holdings Inc.	86,854	3,778
*	IPG Photonics Corp.	38,088	3,303
*	Wolfspeed Inc.	119,487	3,071
*	Allegro MicroSystems Inc.	91,832	2,768
			337,685
Materials (7.1%)
	Reliance Inc.	73,904	22,229
	RPM International Inc.	165,746	18,580
	Crown Holdings Inc.	153,947	12,961
	AptarGroup Inc.	84,896	12,538
	Graphic Packaging Holding Co.	393,637	11,148
*	Cleveland-Cliffs Inc.	640,796	11,073
	United States Steel Corp.	287,698	11,033
	Royal Gold Inc.	84,480	10,830
	Eagle Materials Inc.	44,308	10,297
	Alcoa Corp.	229,527	10,161
*	Axalta Coating Systems Ltd.	283,078	10,075
	Berry Global Group Inc.	149,065	8,926
	Commercial Metals Co.	149,670	8,429
	Olin Corp.	154,580	8,310
	Sonoco Products Co.	125,937	7,729
	Louisiana-Pacific Corp.	82,522	7,566
	Cabot Corp.	71,261	7,290
	Westlake Corp.	41,174	6,611
	Ashland Inc.	64,381	6,449
*	Arcadium Lithium plc	1,324,938	5,869
	Avient Corp.	117,084	5,231
*	Knife River Corp.	72,657	5,138
	Silgan Holdings Inc.	104,289	4,928
	NewMarket Corp.	8,865	4,743
	Chemours Co.	190,645	4,732
	Scotts Miracle-Gro Co.	54,060	3,767
*	MP Materials Corp.	185,589	3,010
	Greif Inc. Class A	32,657	2,121
			241,774
Real Estate (7.1%)
	WP Carey Inc.	281,257	15,863
	Gaming & Leisure Properties Inc.	343,447	15,421
	Equity LifeStyle Properties Inc.	239,774	15,051
	American Homes 4 Rent Class A	409,115	14,744
	Lamar Advertising Co. Class A	112,638	13,304
*	Jones Lang LaSalle Inc.	61,183	12,363
	Rexford Industrial Realty Inc.	271,118	12,298
	CubeSmart	289,251	12,238
	Omega Healthcare Investors Inc.	315,460	10,199
	EastGroup Properties Inc.	61,361	10,136
	NNN REIT Inc.	234,727	9,804
	Brixmor Property Group Inc.	386,573	8,702
	STAG Industrial Inc.	233,490	8,186
	First Industrial Realty Trust Inc.	170,083	8,014
	Healthcare Realty Trust Inc. Class A	489,735	7,948
	Agree Realty Corp.	128,989	7,837
	Apartment Income REIT Corp. Class A	185,743	7,197
	Kite Realty Group Trust	281,913	6,179
	Rayonier Inc.	175,211	5,260
	Vornado Realty Trust	205,289	5,034
	Independence Realty Trust Inc.	288,147	4,812
	Kilroy Realty Corp.	137,059	4,596
	Cousins Properties Inc.	194,832	4,506
	PotlatchDeltic Corp.	102,262	4,370
	Sabra Health Care REIT Inc.	296,749	4,327
	Park Hotels & Resorts Inc.	269,526	4,275
	EPR Properties	97,059	3,983
	National Storage Affiliates Trust	99,233	3,630

			Shares	Market Value ($000)
		COPT Defense Properties	144,577	3,567
				243,844
Utilities (2.6%)
		Essential Utilities Inc.	323,440	12,203
		OGE Energy Corp.	257,608	9,351
		UGI Corp.	269,343	6,858
		National Fuel Gas Co.	118,417	6,769
		IDACORP Inc.	65,037	6,209
		Southwest Gas Holdings Inc.	77,197	5,990
		Portland General Electric Co.	129,902	5,788
		New Jersey Resources Corp.	126,268	5,488
		Ormat Technologies Inc.	68,989	5,202
		Black Hills Corp.	87,603	4,945
		ALLETE Inc.	74,056	4,677
		ONE Gas Inc.	71,458	4,404
		Spire Inc.	70,849	4,342
		PNM Resources Inc.	110,143	4,223
		Northwestern Energy Group Inc.	78,660	4,087
				90,536
Total Common Stocks (Cost $2,650,590)				3,443,785
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $6,724)	5.397%	67,255	6,725
Total Investments (100.6%) (Cost $2,657,314)				3,450,510
Other Assets and Liabilities—Net (-0.6%)				(19,072)
Net Assets (100%)				3,431,438
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,469,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,620,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2024	5	1,496	(5)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Wolfspeed Inc.	8/30/24	BANA	1,135	(5.329)	—	(59)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,427,890	—	15,895	3,443,785
Temporary Cash Investments	6,725	—	—	6,725
Total	3,434,615	—	15,895	3,450,510

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	5	—	—	5
Swap Contracts	—	59	—	59
Total	5	59	—	64
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.